Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer ($)	Compensation Actually Paid to Principal Executive Officer ($)	Average Summary Compensation Table Total for Non-Principal Executive Officer Named Executive Officers ($)	Average Compensation Actually Paid to Non-Principal Executive Officer Named Executive Officers ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(7)	Net Income ($000)	Earnings Per Share ($)(8)
2023(1)	1,787,750	1,692,822(5)	970,092	890,903(6)	101.92	115.64	223,800	3.73
2022(2)	1,868,200	1,849,910	1,028,734	1,013,896	108.22	116.10	222,100	3.81
2021(3)	1,454,487	1,580,952	1,055,798	1,132,355	107.02	124.74	205,500	3.81
2020(4)	1,403,078	1,174,328	666,525	523,527	93.07	91.29	148,600	2.74

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote	In 2023, the Company's Principal Executive Officer ("PEO") was Mark K. Hardwick, and the Company's Non-Principal Executive Officer Named Executive Officers ("Non-PEO NEOs") were Michael J. Stewart, Michele M. Kawiecki, John J. Martin, and Stephan H. Fluhler.In 2022, the Company's PEO was Mark K. Hardwick, and the Company's Non-PEO NEOs were Michael J. Stewart, Michele M. Kawiecki, John J. Martin, and Stephan H. Fluhler.In 2021, the Company's PEO was Mark K. Hardwick, and the Company's Non-PEO NEOs were Michael J. Stewart, Michele M. Kawiecki, John J. Martin and Stephan H. FluhlerIn 2020, the Company's PEO was Michael C. Rechin, and the Company's Non-PEO NEOs were Mark K. Hardwick, Michael J. Stewart, John J. Martin and Stephan H. Fluhler
Peer Group Issuers, Footnote	The peer group is comprised of the KBW Nasdaq Regional Banking Index.
PEO Total Compensation Amount	$ 1,787,750	$ 1,868,200	$ 1,454,487	$ 1,403,078
PEO Actually Paid Compensation Amount	$ 1,692,822	1,849,910	1,580,952	1,174,328
Adjustment To PEO Compensation, Footnote	The adjustments made to the Summary Compensation Table "Total" for the Company's Principal Executive Officer are as follows:

Year	Reported Summary Compensation Table Total for Principal Executive Officer ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Principal Executive Officer ($)
2023	1,787,750	(611,040)	522,605	(6,493)	0	1,692,822

(a) The reported value of equity awards represents the grant date fair value of equity awards as reported in the "Stock Awards" column of the Summary Compensation Table for each applicable year.

(b) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted during the Year ($)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	704,520	(94,705)	0	(87,210)	0	0	522,605
(c) The amounts in this column, if any, represent the amounts reported in "Change in Pension and Nonqualified Deferred Compensation" column of the Summary Compensation Table for each applicable year.

(d) The Service Cost and Prior Service Cost for 2023 is $0 because the First Merchants Corporation Retirement Pension Plan ("Pension Plan") benefit accruals were frozen in such year. In addition, no amendments were made to the Pension Plan for such year that generated a Prior Service Cost base under ASC 715, and therefore, there is no Pension Plan adjustment applicable to Compensation Actually Paid.

Non-PEO NEO Average Total Compensation Amount	$ 970,092	1,028,734	1,055,798	666,525
Non-PEO NEO Average Compensation Actually Paid Amount	$ 890,903	1,013,896	1,132,355	523,527
Adjustment to Non-PEO NEO Compensation Footnote	The adjustments made to the average of Summary Compensation Table "Total" for the Company's non-PEO NEOs are as follows:

Year	Average Reported Summary Compensation Table Total for Non-Principal Executive Officers	Average Reported Value of Equity Awards ($) (a)	Average Equity Award Adjustments ($) (b)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Average Pension Benefit Adjustments ($) (d)	Average Compensation Actually Paid to Non-Principal Executive Officers ($)
2023	970,092	(265,320)	187,010	(879)	0	890,903

(a) The reported value of equity awards represents the grant date fair value of equity awards as reported in the "Stock Awards" column of the Summary Compensation Table.

(b) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted during the Year ($)	Average Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Total Equity Award Adjustments ($)
2023	305,910	(62,213)	0	(56,687)	0	0	187,010

(c) The amounts in this column represent the amounts reported in "Change in Pension and Nonqualified Deferred Compensation" column of the Summary Compensation Table.

(d) The Service Cost and Prior Service Cost for 2023 is $0 because the Pension Plan benefit accruals were frozen in such year. In addition, no amendments were made to the Pension Plan for such year that generated a Prior Service Cost base under ASC 715, and therefore, there is no Pension Plan adjustment applicable to Compensation Actually Paid.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years and the Company's peer group TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years and the Company's peer group TSR over the four most recently completed fiscal years.

Total Shareholder Return Amount	$ 101.92	108.22	107.02	93.07
Peer Group Total Shareholder Return Amount	115.64	116.1	124.74	91.29
Net Income (Loss)	$ 223,800,000	$ 222,100,000	$ 205,500,000	$ 148,600,000
Company Selected Measure Amount | $ / shares	3.73	3.81	3.81	2.74
PEO Name	Mark K. Hardwick	Mark K. Hardwick	Mark K. Hardwick	Michael C. Rechin
Additional 402(v) Disclosure	The Company has determined that Earnings Per Share (net profit available to common shareholders divided by average diluted common shares outstanding) is the most important financial performance measure (that is not otherwise disclosed in the Pay Versus Performance Table above) used to link compensation actually paid to the Company’s NEOs for 2023 to the Company’s performance.
The following list presents the financial performance measures for 2023 that the Company considers to be the most important in linking Compensation Actually Paid to its PEO and Non-PEO NEOs to Company performance.

•Earnings Per Share (net profit available to common shareholders divided by average diluted common shares outstanding); and

•Efficiency Ratio (non-interest expense as a percent of adjusted net-interest income and non-interest income, both on a fully taxable equivalent basis, excluding security gains).

Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (611,040)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	522,605
PEO | Pension Adjustments, Change In Actuarial Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,493)
PEO | Pension Adjustments, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	704,520
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(94,705)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(87,210)
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Pension Adjustments, Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(265,320)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,010
Non-PEO NEO | Pension Adjustments, Change In Actuarial Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(879)
Non-PEO NEO | Pension Adjustments, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	305,910
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(56,687)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Pension Adjustments, Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (62,213)